Commitments and Contingent Liabilities - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Guarantee and indemnification agreements
Commitments and Contingencies Disclosure [Line Items]
Guarantee on bank loans of employees for their housing costs	¥ 25,368	¥ 26,475
Undiscounted maximum amount of Honda's obligation to make future payments	25,368	26,475
Amount accrued for estimated losses under the obligations	0
Commitments for purchases of property, plant and equipment and other commitments
Commitments and Contingencies Disclosure [Line Items]
Commitments for purchases of property, plant and equipment and other commitments	¥ 131,238